UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2018

Date of reporting period:  November 30, 2017

Item 1. Reports to Stockholders.

Reinhart Mid Cap PMV Fund

Investor Class Shares – RPMMX
Advisor Class Shares – RPMVX
Institutional Class Shares – RPMNX

Semi-Annual Report

www.ReinhartFunds.com	November 30, 2017

Reinhart Mid Cap PMV Fund (Unaudited)

December 28, 2017

Fellow Shareholders,

2017 has been an historic year for the U.S. equity markets in many regards. As of this writing, the S&P 500 Index has made a record 70 new all-time closing highs during the calendar year. This broader market index has enjoyed positive returns in every month of 2017 and could close the year with its first ever perfect monthly track record. In addition, growth stocks have significantly outpaced value stocks this year, and momentum strategies have performed even better. U.S. equity volatility has been extremely low as the S&P 500 has not experienced even a mere 3% correction during 2017. In our opinion, investor optimism is high, and we believe U.S. stocks are pricing-in a lot of good news with little concern for macro risks or potentially higher interest rates. Although we share a positive outlook for the global economy and corporate earnings, our assessment of valuation levels does suggest caution for stocks as we move into 2018.

The Reinhart Mid Cap PMV Fund – Advisor Class (the “Fund”) gained +7.40% for the six-month period ending November 30, 2017. This performance trailed the Russell Midcap Value Index’s gain of +8.03% during that same six-month timeframe. Although we are disappointed to lag the benchmark, our research team realizes the challenge of outperforming in a momentum-driven market given the portfolio’s conservative investment philosophy. Overall the Fund still managed to capture 92% of the benchmark’s upside during this period.

The Fund’s performance benefitted from strong stock selection within Industrials and Real Estate. The most significant detractor was Health Care, as legislative uncertainty slowed U.S. patient volumes throughout the year. Looking at performance outside of industry-specific drivers, in general the Fund’s conservatively valued holdings lagged the strong returns realized by more aggressive growth stocks.

Although U.S. equity valuations are no longer attractive in our opinion, the Fund has still been able to find significant discounts to Private Market Value (PMV) in out-of-favor stocks. Our research team has identified ongoing opportunities within Consumer Discretionary and Business Services. We have also focused portfolio holdings in areas where investor expectations are low, but our analysis of company fundamentals is strong. Although value investing may not be popular during such bullish market environments, Reinhart remains committed to the PMV process and discipline. We believe that economic reality and company valuations ultimately drive stock returns.

Looking forward, it now appears that U.S. corporate tax reform may favor value strategies. Within our midcap universe the companies in the value index have a relatively higher mix of domestic profits and elevated tax rates, meaning they will benefit more from lower U.S. corporate taxes. Combined with Reinhart’s high-quality focus, we believe the factors are in place for the Fund to benefit in the years ahead.

Thank you again for your ongoing investment in Reinhart’s Mid Cap PMV Fund.

Sincerely,

Brent Jesko, MBA
Senior Portfolio Manager, Reinhart Partners Inc.

Reinhart Mid Cap PMV Fund (Unaudited)

Must be preceded or accompanied by a prospectus.

Past performance is not a guarantee of future results.

Mutual fund investing involves risk.  Principal loss is possible.  Investing in medium-sized companies involves greater risk than those associated with investing in large company stocks, such as business risk, significant stock price fluctuations and illiquidity.

Opinions expressed are those of the fund manager and are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security.

Earnings growth is not representative of the Fund’s future performance.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. An investment cannot be made directly to an index.

Russell Midcap Value Index: an unmanaged index which measures the performance of mid-sized U.S. companies classified by Russell as ‘value’.  An investment cannot be made directly to an index.

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.  Please refer to the Schedule of Investments in this report for a complete list of fund holdings.

Quasar Distributors, LLC, Distributor.

Reinhart Mid Cap PMV Fund

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of November 30, 2017

	1-Year	3-Year	5-Year	Since Inception(1)
Investor Class	9.63%	8.14%	12.31%	12.69%
Advisor Class	9.90%	8.40%	12.59%	12.96%
Institutional Class	10.10%	8.58%	12.76%	13.14%
Russell Midcap Value Index(2)	13.95%	8.83%	14.99%	15.72%

(1)
Period from Fund inception through November 30, 2017. The Advisor and Investor Class commenced operations on June 1, 2012, and the Institutional Class commenced operations on September 28, 2017. Performance shown for the Institutional Class prior to the inception of the Institutional Class is based on the performance of the Advisor Class, adjusted for the lower expenses applicable to Institutional Class.

(2)	The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. This index cannot be invested in directly.

Reinhart Mid Cap PMV Fund

Expense Example (Unaudited)
November 30, 2017

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees, shareholder service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2017 – November 30, 2017).

ACTUAL EXPENSES

For each class, the first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (6/1/2017)	Value (11/30/2017)	(6/1/2017 to 11/30/2017)
Investor Class Actual(2)	$1,000.00	$1,073.00	$6.91
Investor Class Hypothetical
(5% annual return before expenses)	$1,000.00	$1,018.40	$6.73
Advisor Class Actual(2)	$1,000.00	$1,074.00	$5.62
Advisor Class Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.65	$5.47
Institutional Class Actual(3)(4)	$1,000.00	$1,036.60	$1.53
Institutional Class Hypothetical
(5% annual return before expenses)	$1,000.00	$1,006.85	$1.51

(1)
Expenses are equal to the Fund’s annualized expense ratio for most recent six-month period of 1.33% and 1.08% for the Investor Class and Advisor Class, respectively, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period. Expenses are equal to the Fund’s annualized expense ratio for the period since inception of 0.90% for the Institutional Class, multiplied by the average account value over the period, multiplied by 61/365 to reflect the since inception period.

(2)	Based on the actual returns for the six-month period ended November 30, 2017 of 7.30% and 7.40% for the Investor Class and Advisor Class, respectively.
(3)	Based on the actual returns for the period from inception through November 30, 2017 of 3.66% for the Institutional Class.
(4)	Institutional Class inception was September 28, 2017. All values assume a beginning date of September 28, 2017 for the Institutional Class.

Reinhart Mid Cap PMV Fund

Allocation of Portfolio Net Assets (Unaudited)
November 30, 2017
(% of Net Assets)

Top Ten Equity Holdings (Unaudited)
November 30, 2017
(% of net assets)

Brinker International	3.7%
White Mountains Insurance Group	3.4%
Gentex	3.3%
Michaels	3.3%
Interpublic Group of Companies	3.1%
Citizens Financial Group	3.0%
F5 Networks	3.0%
Invesco	2.8%
Newfield Exploration	2.7%
Universal Health Services, Class B	2.7%

Reinhart Mid Cap PMV Fund

Schedule of Investments (Unaudited)
November 30, 2017

Description	Shares	Value

COMMON STOCKS – 92.4%

Consumer Discretionary – 18.8%
Aramark	42,220	$1,798,572
BorgWarner	74,300	4,137,024
Brinker International	197,700	7,261,521
Discovery Communications, Class A*	249,040	4,736,741
Gentex	319,320	6,539,674
Interpublic Group of Companies	302,570	5,984,835
Michaels*	298,840	6,454,944
		36,913,311

Consumer Staples – 4.1%
Archer-Daniels-Midland	86,600	3,453,608
JM Smucker	40,000	4,666,800
		8,120,408

Energy – 9.7%
Apache	121,190	5,069,378
EQT	61,770	3,681,492
Helmerich & Payne	86,630	5,074,785
Newfield Exploration*	168,900	5,224,077
		19,049,732

Financials – 18.6%
BOK Financial	53,420	4,754,380
Citizens Financial Group	143,810	5,853,067
Fifth Third Bancorp	158,590	4,838,581
Invesco	150,460	5,442,138
Jones Lang LaSalle	26,325	4,014,299
Northern Trust	48,910	4,782,420
White Mountains Insurance Group	7,563	6,738,557
		36,423,442

Health Care – 5.0%
HealthSouth	92,270	4,608,886
Universal Health Services, Class B	47,950	5,195,382
		9,804,268

Industrials – 11.6%
Aerojet Rocketdyne Holdings*	61,732	1,943,941
AMERCO	12,360	4,581,481
KAR Auction Services	83,500	4,205,895
Robert Half International	63,050	3,596,372
Snap-on	28,995	4,912,623

See Notes to the Financial Statements

Reinhart Mid Cap PMV Fund

Schedule of Investments (Unaudited) – Continued
November 30, 2017

Description	Shares	Value

COMMON STOCKS – 92.4% (Continued)

Industrials – 11.6% (Continued)
Spirit AeroSystems Holdings, Class A	42,230	$3,557,877
		22,798,189

Information Technology – 9.9%
Cognizant Technology Solutions, Class A	51,470	3,720,252
CSRA	174,471	5,047,446
F5 Networks*	43,170	5,793,414
Sabre	243,760	4,853,262
		19,414,374

Materials – 1.2%
Axalta Coating Systems*	71,100	2,251,026

Real Estate – 6.5%
Ryman Hospitality Properties – REIT	73,000	5,072,040
STORE Capital – REIT	114,730	2,962,328
Weyerhaeuser – REIT	133,020	4,706,248
		12,740,616

Utilities – 7.0%
Entergy	27,970	2,418,846
NiSource	128,220	3,529,897
Public Service Enterprise Group	80,950	4,295,207
Vistra Energy	188,650	3,565,485
		13,809,435

TOTAL COMMON STOCKS
(Cost $161,573,536)		181,324,801

SHORT-TERM INVESTMENT – 8.2%
Invesco Treasury Portfolio, Institutional Class, 0.98%^
(Cost $15,998,379)	15,998,379	15,998,379
Total Investments – 100.6%
(Cost $177,571,915)		197,323,180
Other Assets and Liabilities, Net – (0.6)%		(1,134,808)
Total Net Assets – 100.0%		$196,188,372

*	Non-income producing security.
^	The rate shown is the annualized seven-day effective yield as of November 30, 2017.
REIT – Real Estate Investment Trust

See Notes to the Financial Statements

Reinhart Mid Cap PMV Fund

Statement of Assets and Liabilities (Unaudited)
November 30, 2017

ASSETS:
Investments, at value
(Cost $177,571,915)	$197,323,180
Dividends & interest receivable	390,070
Receivable for capital shares sold	98,302
Prepaid expenses	37,509
Total assets	197,849,061

LIABILITIES:
Payable for investment securities purchased	1,358,559
Payable to investment adviser	96,301
Accrued distribution fees	8,468
Payable for fund administration & accounting fees	36,174
Payable for compliance fees	1,957
Accrued shareholder service fees	47,231
Payable for transfer agent fees & expenses	28,883
Payable for custody fees	3,888
Payable for capital shares redeemed	67,762
Payable for trustee fees	1,398
Accrued other fees	10,068
Total liabilities	1,660,689

NET ASSETS	$196,188,372

NET ASSETS CONSIST OF:
Paid-in capital	$161,695,756
Accumulated undistributed net investment income	1,050,962
Accumulated undistributed net realized gain on investments	13,690,389
Net unrealized appreciation on investments	19,751,265
Net Assets	$196,188,372

	Investor Class	Advisor Class	Institutional Class
Net Assets	$18,920,124	$177,134,557	$133,691
Shares issued and outstanding(1)	1,138,252	10,610,864	8,007
Net asset value, redemption price
and offering price per share	$ 16.62	$ 16.69	$ 16.70

(1)	Unlimited shares authorized without par value.

See Notes to the Financial Statements

Reinhart Mid Cap PMV Fund

Statement of Operations (Unaudited)
For the Six Months Ended November 30, 2017

INVESTMENT INCOME:
Dividend income	$1,758,858
Interest income	45,463
Total investment income	1,804,321

EXPENSES:
Investment adviser fees (See Note 4)	906,879
Fund administration & accounting fees (See Note 4)	108,639
Transfer agent fees & expenses (See Note 4)	99,896
Federal & state registration fees	22,902
Custody fees (See Note 4)	11,186
Audit fees	8,256
Compliance fees (See Note 4)	6,053
Postage & printing fees	5,913
Trustee fees (See Note 4)	5,187
Other fees	4,575
Legal fees	3,512
Distribution & shareholder service fees (See Note 5):
Investor Class	40,334
Advisor Class	43,324
Total expenses before waiver	1,266,656
Less: waiver from investment adviser (See Note 4)	(215,380)
Net expenses	1,051,276

NET INVESTMENT INCOME	753,045

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	5,111,040
Net change in unrealized appreciation on investments	7,752,770
Net realized and unrealized gain on investments	12,863,810

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,616,855

See Notes to the Financial Statements

Reinhart Mid Cap PMV Fund

Statements of Changes in Net Assets

	Six Months Ended
	November 30, 2017	Year Ended
	(Unaudited)	May 31, 2017
OPERATIONS:
Net investment income	$753,045	$824,793
Net realized gain on investments	5,111,040	12,491,561
Net change in unrealized appreciation on investments	7,752,770	815,790
Net increase in net assets resulting from operations	13,616,855	14,132,144

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	1,055,817	8,111,313
Proceeds from reinvestment of distributions	—	646,248
Payments for shares redeemed	(11,544,591)	(5,741,376)
Increase (decrease) in net assets from Investor Class transactions	(10,488,774)	3,016,185
Advisor Class:
Proceeds from shares sold	27,825,251	70,397,070
Proceeds from reinvestment of distributions	—	3,557,822
Payments for shares redeemed	(20,751,026)	(32,970,887)
Increase in net assets from Advisor Class transactions	7,074,225	40,984,005
Institutional Class(1):
Proceeds from shares sold	129,018	—
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	(30)	—
Increase in net assets from Institutional Class transactions	128,988	—
Net increase (decrease) in net assets resulting from capital share transactions	(3,285,561)	44,000,190

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Investor Class	—	(80,399)
Advisor Class	—	(685,648)
Institutional Class(1)	—	—
From net realized gains:
Investor Class	—	(629,222)
Advisor Class	—	(3,098,205)
Institutional Class(1)	—	—
Total distributions to shareholders	—	(4,493,474)
TOTAL INCREASE IN NET ASSETS	10,331,294	53,638,860

NET ASSETS:
Beginning of period	185,857,078	132,218,218
End of period, including accumulated undistributed net
investment income of $1,050,962 and $297,917, respectively	$196,188,372	$185,857,078

(1)	Inception date of the Institutional Class was September 28, 2017.

See Notes to the Financial Statements

Reinhart Mid Cap PMV Fund

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months
	Ended
	November 30,
	2017		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Investor Class	(Unaudited)		May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013

PER SHARE DATA:

Net asset value,
beginning of period	$15.49		$14.52	$14.65	$14.33	$12.76	$10.00

INVESTMENT OPERATIONS:
Net investment income	0.08		0.05	0.05	0.02	0.06	0.08
Net realized and unrealized
gain on investments	1.05		1.33	0.25	0.92	2.11	2.73
Total from
investment operations	1.13		1.38	0.30	0.94	2.17	2.81

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.05)	(0.04)	(0.04)	(0.05)	(0.05)
Net realized gains	—		(0.36)	(0.39)	(0.58)	(0.55)	—
Total distributions	—		(0.41)	(0.43)	(0.62)	(0.60)	(0.05)

Net asset value, end of period	$16.62		$15.49	$14.52	$14.65	$14.33	$12.76

TOTAL RETURN	7.30	%(1)	9.50%	2.41%	6.72%	17.29%	28.13%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (in millions)	$18.9		$27.8	$23.1	$21.4	$15.0	$10.1

Ratio of expenses to
average net assets:
Before expense
reimbursement/waiver	1.56	%(2)	1.51%	1.56%	1.61%	2.01%	3.16%
After expense
reimbursement/waiver	1.33	%(2)	1.35%	1.35%	1.35%	1.35%	1.35%

Ratio of net investment income
(loss) to average net assets:
Before expense
reimbursement/waiver	0.29	%(2)	0.15%	0.19%	(0.06)%	(0.12)%	(0.86)%
After expense
reimbursement/waiver	0.52	%(2)	0.31%	0.40%	0.20%	0.54%	0.95%

Portfolio turnover rate	28	%(1)	62%	63%	55%	41%	45%

(1)	Not annualized.
(2)	Annualized.

See Notes to the Financial Statements

Reinhart Mid Cap PMV Fund

Financial Highlights

For a Fund share outstanding throughout the period.

	Six Months
	Ended
	November 30,
	2017		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Advisor Class	(Unaudited)		May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2013

PER SHARE DATA:

Net asset value,
beginning of period	$15.54		$14.56	$14.69	$14.36	$12.78	$10.00

INVESTMENT OPERATIONS:
Net investment income	0.06		0.07	0.08	0.06	0.07	0.09
Net realized and unrealized
gain on investments	1.09		1.35	0.25	0.92	2.14	2.74
Total from
investment operations	1.15		1.42	0.33	0.98	2.21	2.83

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.08)	(0.07)	(0.07)	(0.08)	(0.05)
Net realized gains	—		(0.36)	(0.39)	(0.58)	(0.55)	—
Total distributions	—		(0.44)	(0.46)	(0.65)	(0.63)	(0.05)

Net asset value, end of period	$16.69		$15.54	$14.56	$14.69	$14.36	$12.78

TOTAL RETURN	7.40	%(1)	9.78%	2.64%	7.03%	17.58%	28.39%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of
period (in millions)	$177.1		$158.1	$109.1	$86.5	$47.3	$14.7

Ratio of expenses to
average net assets:
Before expense
reimbursement/waiver	1.31	%(2)	1.26%	1.31%	1.36%	1.76%	2.91%
After expense
reimbursement/waiver	1.08	%(2)	1.10%	1.10%	1.10%	1.10%	1.10%

Ratio of net investment income
(loss) to average net assets:
Before expense
reimbursement/waiver	0.62	%(2)	0.40%	0.44%	0.19%	0.13%	(0.61)%
After expense
reimbursement/waiver	0.85	%(2)	0.56%	0.65%	0.45%	0.79%	1.20%

Portfolio turnover rate	28	%(1)	62%	63%	55%	41%	45%

(1)	Not annualized.
(2)	Annualized.

See Notes to the Financial Statements

Reinhart Mid Cap PMV Fund

Financial Highlights

For a Fund share outstanding throughout the period.

	For the Period
	Inception(1)
	through
	November 30, 2017
Institutional Class

PER SHARE DATA:
Net asset value, beginning of period	$16.11

INVESTMENT OPERATIONS:
Net investment income	0.02
Net realized and unrealized gain on investments	0.57
Total from investment operations	0.59

LESS DISTRIBUTIONS FROM:
Net investment income	—
Net realized gains	—
Total distributions	—

Net asset value, end of period	$16.70

TOTAL RETURN	3.66	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$0.1

Ratio of expenses to average net assets:
Before expense reimbursement/waiver	1.18	%(3)
After expense reimbursement/waiver	0.90	%(3)

Ratio of net investment income to average net assets:
Before expense reimbursement/waiver	0.52	%(3)
After expense reimbursement/waiver	0.80	%(3)

Portfolio turnover rate	28	%(2)

(1)	Inception date of the Institutional Class was September 28, 2017.
(2)	Not annualized.
(3)	Annualized.

See Notes to the Financial Statements

Reinhart Mid Cap PMV Fund

Notes to the Financial Statements (Unaudited)
November 30, 2017

1. ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Reinhart Mid Cap PMV Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Board Codification Topic 946 Financial Services – Investment Companies. The Fund commenced operations on June 1, 2012. The Fund currently offers three classes of shares, the Investor Class, Advisor Class and the Institutional Class. The Institutional Class commenced operations on September 28, 2017. Investor Class shares are subject to a 0.25% Rule 12b-1 distribution and servicing fee. The Investor Class and Advisor Class are subject to a maximum 0.15% shareholder servicing fee. Each class of shares has identical rights and privileges except with respect to the distribution fees and voting rights on matters affecting a single share class. The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the period ended November 30, 2017, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. As of and during the period ended November 30, 2017, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. tax authorities for tax years prior to the period ended May 31, 2014.

Security Transactions and Investment Income – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Fund distributes all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The Fund may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences

Reinhart Mid Cap PMV Fund

Notes to the Financial Statements (Unaudited) – Continued
November 30, 2017

are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Shareholder servicing fees are expensed at an annual rate up to 0.15% of average daily net assets of Investor Class and Advisor Class shares and 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares (See Note 5). Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3. SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.

Equity Securities – Equity securities, including common stocks, preferred stocks, exchange-traded funds (“ETFs”) and real estate investment trusts (“REITs”) that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or,

Reinhart Mid Cap PMV Fund

Notes to the Financial Statements (Unaudited) – Continued
November 30, 2017

if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share.  The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board of Trustees regularly reviews reports of the Valuation Committee that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of November 30, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$181,324,801	$—	$—	$181,324,801
Short-Term Investment	15,998,379	—	—	15,998,379
Total Investments in Securities	$197,323,180	$—	$—	$197,323,180

Transfers between levels are recognized at the end of the reporting period. During the period ended November 30, 2017, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the year. Refer to the Schedule of Investments for further information on the classification of investments.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Effective September 28, 2017, the Trust has an agreement with Reinhart Partners, Inc. (the “Adviser”) to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.90% of the Fund’s average daily net assets.  Prior to September 28, 2017, the Adviser was entitled to receive, on a monthly basis, an annual advisory fee equal to 1.00% of the Fund’s average daily net assets.

Effective September 28, 2017, the Fund’s Adviser has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, leverage/borrowing interest, interest expense, taxes, brokerage commissions, and extraordinary expenses) do not exceed 1.30% of the average daily net assets of the Investor Class, 1.05% of the average daily net assets of the Advisor Class and 0.90% of the average daily net assets of the Institutional Class.  Fees waived and expens-

Reinhart Mid Cap PMV Fund

Notes to the Financial Statements (Unaudited) – Continued
November 30, 2017

es paid by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such fee waiver and expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in effect at the time of recoupment.  The Operating Expenses Limitation Agreement is indefinite in term and cannot be terminated through at least September 28, 2027.  Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with the consent of the Board.  Waived Fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
December 2017 – May 2018	$113,389
June 2018 – May 2019	$232,662
June 2019 – May 2020	$254,251
June 2020 – November 2020	$215,380

Prior to September 28, 2017, the Adviser had contractually agreed to waive a portion or all of its management fees and/or reimburse the Fund for its expenses to ensure that total annual fund operating expenses (excluding acquired fund fees and expenses, leverage, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.35% and 1.10% of average daily net assets of the Fund’s Investor Class shares, and Advisor Class shares, respectively.

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant. U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator.  A Trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting, transfer agency, custody and chief compliance officer services for the period ended November 30, 2017, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator. A Trustee of the Trust was an interested person of the Distributor until resigning from the Distributor’s Board on September 21, 2017.

5. DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the average daily net assets of the Investor Class. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the period ended November 30, 2017, the Investor Class incurred expenses of $33,776 pursuant to the Plan.

Reinhart Mid Cap PMV Fund

Notes to the Financial Statements (Unaudited) – Continued
November 30, 2017

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Fund may pay a servicing fee at an annual rate of 0.15% of the average daily net assets of the Investor Class and Advisor Class.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund.  The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Funds may reasonably request.  For the period ended November 30, 2017, the Fund incurred expenses of $6,558 and $43,324 for the Investor Class and Advisor Class, respectively.

6. CAPITAL SHARE TRANSACTINS

Transactions in shares of the Fund were as follows:

	Six Months Ended
	November 30, 2017	Year Ended
	(Unaudited)	May 31, 2017
Investor Class:
Shares sold	66,568	543,250
Shares issued to holders in reinvestment of dividends	—	41,937
Shares redeemed	(721,081)	(382,997)
Net increase (decrease) in Investor Class shares	(654,513)	202,190
Advisor Class:
Shares sold	1,744,362	4,613,799
Shares issued to holders in reinvestment of dividends	—	230,429
Shares redeemed	(1,307,745)	(2,163,264)
Net increase in Advisor Class shares	436,617	2,680,964
Institutional Class(1):
Shares sold	8,009	—
Shares issued to holders in reinvestment of dividends	—	—
Shares redeemed	(2)	—
Net increase in Institutional Class shares	8,007	—
Net increase (decrease) in shares outstanding	(209,889)	2,883,154

(1)	Inception date of the Institutional Class was September 28, 2017.

7. INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended November 30, 2017, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$49,658,794	$57,485,879

Reinhart Mid Cap PMV Fund

Notes to the Financial Statements (Unaudited) – Continued
November 30, 2017

8. FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at May 31, 2017, the Fund’s most recent fiscal year end, were as follows:

Aggregate	Aggregate		Federal
Gross	Gross	Net	Income
Appreciation	Depreciation	Appreciation	Tax Cost
$19,617,899	$(7,668,203)	$11,949,696	$171,454,571

The difference between book-basis and tax basis unrealized appreciation is attributable primarily to the differences in tax treatment of wash sales.

At May 31, 2017, the Fund’s most recent fiscal year end, components of accumulated earnings (deficit) on a tax-basis were as follows:

Undistributed	Undistributed	Other		Total
Ordinary	Long-Term	Accumulated	Unrealized	Accumulated
Income	Capital Gains	Losses	Appreciation	Earnings
$3,011,976	$5,914,089	$—	$11,949,696	$20,875,761

As of May 31, 2017, the Fund did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31.  For the taxable year ended May 31, 2017, the Fund does not plan to defer any late year losses.

There were no distributions paid by the Fund for the period ended November 30, 2017.

The tax character of distributions paid during the year ended May 31, 2017, were as follows:

Ordinary Income*	Long Term Capital Gains	Total
$2,573,222	$1,920,252	$4,493,474

*	For Federal income tax purposes, distributions of short-term capital gains are treated as ordinary income.

9. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of November 30, 2017, Wells Fargo Clearing Services, LLC, for the benefit of their customers, owned 36.27% of the outstanding shares of the Fund.

10. SUBSEQUENT EVENT

On December 21, 2017, the Fund paid a distribution to the Investor Class in the amount of $1,574,255, or $1.37082152 per share, to the Advisor Class in the amount of $15,134,325, or $1.4322014 per share, and to the Institutional Class in the amount of $11,518, or $1.43850118 per share.

Reinhart Mid Cap PMV Fund

Additional Information (Unaudited)
November 30, 2017

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-855-774-3863.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-774-3863. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-855-774-3863, or (2) on the SEC’s website at www.sec.gov.

Reinhart Mid Cap PMV Fund

Privacy Notice

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you. The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law. Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund. If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund. All shareholder records will be disposed of in accordance with applicable law. The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Reinhart Partners, Inc.
1500 W. Market Street, Suite 100
Mequon, WI 53092

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North RiverCenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-774-3863.

RH-RPSEMI

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s [President/Chief Executive Officer] and [Treasurer/Chief Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Managed Portfolio Series

By (Signature and Title)* /s/ James R. Arnold
  James R. Arnold, President

Date    February 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
  James R. Arnold, President

Date    February 6, 2018

By (Signature and Title)* /s/ Brian R. Wiedmeyer
  Brian R. Wiedmeyer, Treasurer

Date    February 6, 2018

* Print the name and title of each signing officer under his or her signature.